Fiscal Year-End Change (Tables)	11 Months Ended
Feb. 02, 2013
Fiscal Year-End Change [Abstract]
Fiscal Year Change
The following table shows the fiscal months included within our financial statements and footnotes for fiscal 2013 (11-month), as well as the fiscal months included within our financial statements and footnotes for fiscal 2012 and 2011:

New Fiscal Calendar(1)	Previous Fiscal Calendar(1)
2013 (11-Month)	2012	2011
March 2012 - January 2013	March 2011 - February 2012	March 2010 - February 2011

(1)	For entities reported on a lag, the fiscal months included in fiscal 2013 (11-month) were February through December, and in fiscal 2012 and 2011 were January through December.

Fiscal Year-End Change
The following is selected financial data for the one month ended January 31, 2012, and the comparable prior year period, for entities reported on a lag ($ in millions):

	One Month Ended
	January 31, 2012	January 31, 2011
	(unaudited)	(unaudited)
Revenue	$189	$249
Gross profit	16	24
Operating loss	(14)	(1)
Net loss from continuing operations	(13)	—
Loss from discontinued operations, net of tax	(12)	(28)
Net loss including noncontrolling interests	(25)	(28)
Net loss attributable to Best Buy Co., Inc. shareholders(2)	(14)	(33)

(1)
The net loss attributable to Best Buy Co., Inc. shareholders for the one month ended January 31, 2012 represents the adjustment to Retained earnings within the Consolidated Statements of Changes in Shareholders' Equity as a result of the exclusion of January results for entities reported on a lag.